B7 Other current receivables (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Current Receivables

Other current receivables

	2018	2017
Prepaid expenses	2,101	2,546
Advance payments to suppliers	269	338
Derivatives with a positive value 1)	403	1,207
Taxes	16,862	15,291
Other	1,209	2,919

Total	20,844	22,301

1)	See also Note F1, “Financial risk management.”